Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Going Concern (Details) [Line Items]
Net cash flow used in operating activities	$ (138,046)	$ (178,012)	$ (6,107)
Cash and cash equivalents	23,200
Reduction of cash and cash equivalents	23,390	212,010	$ 60	$ 6
Accumulated deficit	(564,514)	$ (299,220)
Cash and Cash Equivalents [Member]
Going Concern (Details) [Line Items]
Reduction of cash and cash equivalents	$ 211,900